SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT	12.SUBSEQUENT EVENT On July 2, 2021, the Company issued to Aspire Capital Fund, LLC 200,000 Common Shares for proceeds of $329 pursuant to December 23, 2019 common share purchase agreement.